Divestitures (Details) shares in Millions, $ in Millions									1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 13, 2022 CAD ($) gasStation	Jun. 08, 2022 CAD ($)	May 31, 2022 CAD ($)	Feb. 28, 2022 CAD ($)	Jan. 31, 2022 CAD ($)	Oct. 14, 2021 CAD ($) shares	May 01, 2021 CAD ($)	Dec. 02, 2020 CAD ($) shares	Sep. 30, 2021 CAD ($)	Aug. 31, 2021 CAD ($)	Sep. 30, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	[1]	Dec. 31, 2020 CAD ($)	[1]
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain (loss) on disposal												$ 269	$ 229		$ 81
Retail
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain (loss) on disposal	$ (74)
After-tax gain (loss) on disposal	$ (56)
Number of stores sold | gasStation	337
Consideration for sale of assets held for sale	$ 404
White Rose Field
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain (loss) on disposal									$ 62
After-tax gain (loss) on disposal									$ 47
Percentage of working interest acquired									12.50%		12.50%
Payment to transfer working interest			$ 50
Wembley
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets				$ 221
Before-tax gain (loss) on disposal				76
After-tax gain (loss) on disposal				$ 58
Tucker
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets					$ 730
Before-tax gain (loss) on disposal					165
After-tax gain (loss) on disposal					$ 126
Headwater Exploration Inc.
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets		$ 110
Headwater Exploration Inc.
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain (loss) on disposal						$ 116
After-tax gain (loss) on disposal						$ 99
Sale of common shares in equity method investment | shares						50
Proceeds from sales of investment in equity-accounted affiliate						$ 228
Marten Hills, Alberta
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets							$ 102
Before-tax gain (loss) on disposal							60
After-tax gain (loss) on disposal							$ 47
Marten Hills, Alberta | Marten Hills
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets								$ 33
Before-tax gain (loss) on disposal								79
After-tax gain (loss) on disposal								65
Consideration received for sale of operating assets								$ 138
Consideration received for sale of operating assets, common stock (in shares) | shares								50
Consideration received for sale of operating assets, common stock								$ 97
Consideration received for sale of operating assets, purchase warrants (in shares) | shares								15
Consideration received for sale of operating assets, purchase warrants								$ 8
East Clearwater and Kaybob
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets										$ 82
Before-tax gain (loss) on disposal											$ 17
After-tax gain (loss) on disposal											$ 13

[1]	See Note 3X for revisions to prior period results.